Financial instruments risk management (Schedule of Sensitivity Analysis) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase	₪ 1,742	₪ 2,032
10% decrease	(1,742)	(2,032)
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase	(494)	256
10% decrease	₪ 494	₪ (256)